INVESTMENTS IN EQUITY INVESTEES (Tables)	12 Months Ended
Dec. 31, 2014
Investments in Equity Investees

The Group’s investments in equity investees comprise the following:

	December 31, 2013	December 31, 2014	December 31, 2014	Share ownership as of December 31,2014
	RMB	RMB	US$ ( Note 3)%
Investments accounted for under equity method:
Beijing Linkage Technology Co., Ltd. (“BLT”)(Note 16(i))	0	0	0	0%
Fire Rain (Note 24.2)	0	0	0	62.5%
Guangzhou Man Cheng Information Technology Co., Ltd. (“Man Cheng”)(Note 16(i))	0	0	0	10%
ZTE9 network technology co., LTD., wuxi (“ZTE9”)<4>	3,779,550	67,020	10,802	30.2%
System Link Limited (“System Link”)<5>	0	0	0	50%
Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”)	10,000,000	10,000,000	1,611,707	1.1%
G10 Entertainment Corporation (“G10”)<1>	24,892,921	24,892,921	4,012,010	13.7%
CrowdStar Inc. (“Crowdstar”)<2>	1,627,099	1,627,099	262,241	0.5%
Tandem Fund II, L.P. (“Tandem Fund”)<3>	10,548,571	2,636,885	424,989	3.1%

Total	50,848,141	39,223,925	6,321,749